Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes

	December 31,	December 31,
	2023	2022
Income tax benefit at U.S. statutory rate of 21%
Net operating loss – U.S. – federal	$(720,896)	$(169,906)
State income tax net of Federal benefits – U.S.	(63,401)	(35,154)
Non-deductible expenses – U.S.	165,611	54,953
Net operating loss - foreign	(2,438)	(249,864)
Temporary differences	—	(762,687)
Change in valuation allowance – U.S.	377,280	912,794
Change in valuation allowance – foreign	243,844	249,864

Total provision for income tax – U.S. and foreign	$—	$—

Schedule of deferred tax assets

	December 31,	December 31,
	2023	2022
Deferred tax assets
Book to tax difference – fixed assets	$402,131	$506,826
Stock based compensation	583	—
Right of use asset	(72,825)	—
Operating lease liability	72,825	—
Net operating loss carry forward – U.S.	3,278,131	2,796,738
Net operating loss carry forward – foreign	572,887	329,043

Total deferred tax assets – U.S. and foreign	4,253,732	3,632,607
Valuation allowance – U.S. and foreign	(4,253,732)	(3,632,607)

Net deferred tax assets	$—	$—